Acquisitions, Discontinued Operations and Dispositions - Discontinued Operations (Details) $ in Millions	Feb. 06, 2018 USD ($) extension	Dec. 31, 2019 USD ($) MW	Feb. 04, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 30, 2018 USD ($) MW
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Generation capacity (in MW) | MW		23,000
Buckthorn Renewables, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration						$ 42
Generation capacity (in MW) | MW						154
Discontinued Operations | South Central Portfolio
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration			$ 1,000
Generation capacity (in MW) | MW			1,153
Discontinued Operations | NRG Yield Inc. And Zephyr Renewables
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration					$ 1,348
Discontinued Operations | NRG Yield Inc. And Zephyr Renewables | Cost To Complete Construction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other commitment		$ 15
Discontinued Operations | NRG Yield Inc. And Zephyr Renewables | Property Taxes For Solar Properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other commitment		22
Discontinued Operations | Carlsbad Energy Holdings LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 385
Other commitment		$ 23		$ 23
Membership percentage	100.00%
Lease and easement agreement, number of extensions | extension	2
Renewal term	10 years